Expense Example - Brighthouse/Franklin Low Duration Total Return Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	705
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	$ 1,005